SUN CAPITAL ADVISERS TRUST
One Sun Life Executive Park
Wellesley Hills, MA 02481

May 5, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sun Capital Advisers Trust (the “Trust”)
File Nos. 333-59093; 811-08879

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I certify on behalf of the Trust that the forms of prospectuses and Statement of Additional Information for all 22 series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 30 (Amendment No. 31 under the Investment Company Act of 1940, as amended) to the Trust’s registration statement on Form N-1A (Accession No. 0000745544-11-000398).  I further certify that Post-Effective Amendment No. 30 was filed electronically with the Securities and Exchange Commission on April 28, 2011 and effective on May 1, 2011 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning this filing, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy, Esq.

Maura A. Murphy, Esq.

Enclosures

cc:           Ms. Rebecca Marquigny, Esq. (Division of Investment Management)